FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash	$ 11,713	$ 9,625
Long-term investments	4,176	4,311
Amounts receivable	529	1,477
Accounts payable and accrued liabilities	2,068	4,907
Due to related parties	154	156
MXN [Member]
Statement [Line Items]
Cash	36,896	2,780
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	0	0
Accounts payable and accrued liabilities	(22,972)	(51,307)
Due to related parties	0	0
Finance lease obligations	(1,543)	(1,037)
Net exposure	12,381	(49,564)
US dollar equivalent	620	(2,627)
CDN [Member]
Statement [Line Items]
Cash	2,831	5,902
Long-term investments	5,317	5,599
Reclamation bonds	6	6
Amounts receivable	20	54
Accounts payable and accrued liabilities	(157)	(442)
Due to related parties	(196)	(202)
Finance lease obligations	(448)	(522)
Net exposure	7,373	10,395
US dollar equivalent	$ 5,791	$ 8,004